AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 96.3%
Communication Services - 4.4%
Bandwidth, Inc., Class A*,1	41,000	$5,196,340
Cardlytics, Inc.*	19,600	2,150,120
CuriosityStream, Inc.*,1	217,469	2,946,705
CuriosityStream, Inc.*,2,3,4	52,622	570,422
Shenandoah Telecommunications Co.	50,000	2,440,500
Vonage Holdings Corp.*	522,800	6,179,496

Total Communication Services		19,483,583
Consumer Discretionary - 13.8%
At Home Group, Inc.*	178,000	5,108,600
Callaway Golf Co.	160,000	4,280,000
Hilton Grand Vacations, Inc.*	128,300	4,809,967
Leslie's, Inc.*	191,000	4,677,590
Malibu Boats, Inc., Class A*	48,000	3,824,640
MYT Netherlands Parent, B.V. (Germany)*,1	89,900	2,540,574
National Vision Holdings, Inc.*	135,000	5,917,050
OneSpaWorld Holdings, Ltd. (Bahamas)*	195,100	2,077,815
Planet Fitness, Inc., Class A*	91,500	7,072,950
The RealReal, Inc.*,1	187,600	4,245,388
Rush Street Interactive, Inc.*	281,000	4,591,540
Visteon Corp.*	30,000	3,658,500
Wingstop, Inc.	35,000	4,450,950
YETI Holdings, Inc.*,1	61,000	4,404,810

Total Consumer Discretionary		61,660,374
Consumer Staples - 1.8%
BJ's Wholesale Club Holdings, Inc.*,1	85,000	3,813,100
The Simply Good Foods Co.*,1	132,000	4,015,440

Total Consumer Staples		7,828,540
Financials - 5.6%
Evercore, Inc., Class A	29,000	3,820,460
Focus Financial Partners, Inc., Class A*	106,600	4,436,692
Hamilton Lane, Inc., Class A	55,900	4,950,504
Houlihan Lokey, Inc.	35,100	2,334,501
LendingTree, Inc.*	28,500	6,070,500
TPG Pace Beneficial Finance Corp., Class A*,1	166,700	3,263,986

Total Financials		24,876,643
Health Care - 20.4%
Acceleron Pharma, Inc.*	45,000	6,102,450
Adaptive Biotechnologies Corp.*	71,500	2,878,590
Addus HomeCare Corp.*	44,000	4,601,960
Arcus Biosciences, Inc.*	80,000	2,246,400
AtriCure, Inc.*	90,000	5,896,800
	Shares	Value

BioLife Solutions, Inc.*	55,000	$1,980,000
Blueprint Medicines Corp.*	55,000	5,347,650
Bridgebio Pharma, Inc.*	61,000	3,757,600
Certara, Inc.*	30,900	843,570
ChemoCentryx, Inc.*	108,900	5,580,036
Innovage Holding Corp.*	58,100	1,498,399
Inspire Medical Systems, Inc.*	25,000	5,174,750
Intra-Cellular Therapies, Inc.*,1	138,100	4,685,733
LHC Group, Inc.*	22,900	4,378,709
NanoString Technologies, Inc.*,1	67,500	4,435,425
NexImmune, Inc.*	55,100	1,051,308
Outset Medical, Inc.*	45,000	2,447,550
Phreesia, Inc.*	110,000	5,731,000
PTC Therapeutics, Inc.*	73,500	3,480,225
Pulmonx Corp.*	38,000	1,738,120
Quotient, Ltd. (Switzerland)*,1	380,000	1,398,400
Shockwave Medical, Inc.*,1	25,300	3,295,578
Silk Road Medical, Inc.*	62,500	3,165,625
STAAR Surgical Co.*,1	31,000	3,267,710
Tandem Diabetes Care, Inc.*	41,000	3,618,250
Tarsus Pharmaceuticals, Inc.*	45,000	1,450,350
Taysha Gene Therapies, Inc.*,1	43,500	883,050

Total Health Care		90,935,238
Industrials - 15.0%
Albany International Corp., Class A	26,500	2,211,955
ASGN, Inc.*	80,400	7,673,376
The AZEK Co., Inc.*	170,000	7,148,500
Builders FirstSource, Inc.*	104,300	4,836,391
Casella Waste Systems, Inc., Class A*	131,400	8,353,098
Clean Harbors, Inc.*	38,700	3,253,122
Driven Brands Holdings, Inc.*	128,700	3,271,554
EMCOR Group, Inc.	44,000	4,935,040
Exponent, Inc.	38,000	3,703,100
Hexcel Corp.[1]	40,700	2,279,200
Proto Labs, Inc.*	26,000	3,165,500
Rexnord Corp.	132,000	6,215,880
Sun Country Airlines Holdings, Inc.*	33,800	1,158,664
TriNet Group, Inc.*	40,000	3,118,400
WillScot Mobile Mini Holdings Corp.*	193,000	5,355,750

Total Industrials		66,679,530
Information Technology - 31.2%
2U, Inc.*	107,000	4,090,610
ACV Auctions, Inc., Class A*	73,500	2,543,835

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 31.2% (continued)
Allegro MicroSystems, Inc.*	185,500	$4,702,425
Bottomline Technologies, Inc.*	64,000	2,896,000
Brooks Automation, Inc.	46,000	3,755,900
BTRS Holdings, Inc.*,1	350,500	5,071,735
Cohu, Inc.	96,000	4,016,640
Envestnet, Inc.*	70,000	5,056,100
Evo Payments, Inc., Class A*	125,800	3,462,016
ExlService Holdings, Inc.*	53,000	4,778,480
I3 Verticals, Inc., Class A*	132,000	4,108,500
JFrog, Ltd. (Israel)*	84,100	3,731,517
Kulicke & Soffa Industries, Inc. (Singapore)	103,000	5,058,330
Littelfuse, Inc.	20,000	5,288,800
Medallia, Inc.*	163,300	4,554,437
New Relic, Inc.*	80,000	4,918,400
NIC, Inc.	190,600	6,467,058
nLight, Inc.*	95,000	3,078,000
Onto Innovation, Inc.*	121,000	7,950,910
Priority Technology Holdings, Inc.*	300,000	2,082,000
Q2 Holdings, Inc.*,1	75,000	7,515,000
Repay Holdings Corp.*	280,000	6,574,400
Sailpoint Technologies Holdings, Inc.*	150,000	7,596,000
SEMrush Holdings, Inc., Class A*	46,100	549,051
Smartsheet, Inc., Class A*	70,000	4,474,400
Sprout Social, Inc., Class A*	66,900	3,864,144
Sumo Logic, Inc.*,1	34,000	641,240
Synaptics, Inc.*,1	47,500	6,432,450
Talend, S.A., ADR *,1	60,000	3,818,400
Vertex, Inc., Class A*,1	128,000	2,813,440
WNS Holdings, Ltd., ADR (India)*	96,000	6,954,240

Total Information Technology		138,844,458
Materials - 0.7%
Avient Corp.	70,000	3,308,900
Real Estate - 2.1%
Innovative Industrial Properties, Inc., REIT	18,500	3,332,960
Kennedy-Wilson Holdings, Inc.	300,000	6,063,000

Total Real Estate		9,395,960
Utilities - 1.3%
Sunnova Energy International, Inc.*	137,800	5,624,996

Total Common Stocks (Cost $312,610,478)		428,638,222
	Shares	Value

Preferred Stock - 2.0%
Consumer Discretionary - 2.0%
Wheels Up *,2	2,243,589	$8,899,286

Total Preferred Stock (Cost $6,999,997)		8,899,286
Warrants - 0.2%
Information Technology - 0.2%
BTRS Holdings, Inc. (exercise price $11.50), 01/12/26* (Cost $122,503)	143,594	682,071

	Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 3.4%[5]
Cantor Fitzgerald Securities, Inc., dated 03/31/21, due 04/01/21, 0.020% total to be received $3,576,302 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 04/15/21 - 02/20/71, totaling $3,647,826)	$3,576,300	3,576,300
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $3,576,257 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $3,647,781)	3,576,256	3,576,256
Deutsche Bank Securities, Inc., dated 03/31/21, due 04/01/21, 0.000% total to be received $1,017,261 (collateralized by various U.S. Government Agency Obligations, 1.500% - 8.000%, 09/01/21 - 04/01/51, totaling $1,037,606)	1,017,261	1,017,261
JVB Financial Group LLC, dated 03/31/21, due 04/01/21, 0.050% total to be received $1,262,822 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 07/01/22 - 03/01/51, totaling $1,288,077)	1,262,820	1,262,820
Mirae Asset Securities USA, Inc., dated 03/31/21, due 04/01/21, 0.030% total to be received $1,245,857 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.500%, 06/01/21 - 02/20/71, totaling $1,270,774)	1,245,856	1,245,856
Palafox Trading LLC , dated 03/31/21, due 04/01/21, 0.060% total to be received $1,429,564 (collateralized by various U.S. Treasuries, 0.625% - 1.875%, 01/31/22 - 02/15/41, totaling $1,462,377)	1,429,562	1,429,562

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 3.4%[5] (continued)
State of Wisconsin Investment Board, dated 03/31/21, due 04/01/21, 0.090% total to be received $2,949,841 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $3,008,841)	$2,949,834	$2,949,834

Total Joint Repurchase Agreements		15,057,889

	Shares
Other Investment Companies - 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[6]	1,840,030	1,840,030
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[6]	1,840,029	1,840,029
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[6]	1,895,788	1,895,788

Total Other Investment Companies		5,575,847

Total Short-Term Investments (Cost $20,633,736)		20,633,736
Value

Total Investments - 103.1% (Cost $340,366,714)	$458,853,315
Other Assets, less Liabilities - (3.1)%	(13,771,211)
Net Assets - 100.0%	$445,082,104

*	Non-income producing security.
[1]	Some of these securities, amounting to $63,632,433 or 14.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	This security is restricted and not available for re-sale. For CuriosityStream, Inc., the Fund converted preferred shares purchased for $9,077,000 to escrow and unrestricted common shares as part of an Initial Public Offering on October 15, 2020. The market value of the escrow shares and unrestricted common shares were $470,611 and $11,611,224, respectively on the date of conversion, which equates to $8.96 and $11.20 per share, respectively. For Wheels Up, the Fund purchased preferred shares on September 28, 2017 for $6,999,997. See table below for more information on restricted securities as of March 31, 2021.
[3]	Shares held in escrow.
[4]	Security's value was determined by using significant unobservable inputs.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$138,844,458	—	—	$138,844,458
Health Care	90,935,238	—	—	90,935,238
Industrials	66,679,530	—	—	66,679,530
Consumer Discretionary	61,660,374	—	—	61,660,374
Financials	24,876,643	—	—	24,876,643
Communication Services	18,913,161	—	$570,422	19,483,583
Real Estate	9,395,960	—	—	9,395,960
Consumer Staples	7,828,540	—	—	7,828,540
Utilities	5,624,996	—	—	5,624,996
Materials	3,308,900	—	—	3,308,900
Preferred Stock†	—	$8,899,286	—	8,899,286
Warrants††	682,071	—	—	682,071
Short-Term Investments
Joint Repurchase Agreements	—	15,057,889	—	15,057,889
Other Investment Companies	5,575,847	—	—	5,575,847
Total Investments in Securities	$434,325,718	$23,957,175	$570,422	$458,853,315

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
††	All warrants held in the Fund are Level 1 securities. For a detailed breakout of warrants by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2021:
	Common Stock	Preferred Stock
Balance as of December 31, 2020	$587,261	$7,291,664
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(16,839)	—
Purchases	—	—
Sales	—	—
Transfers out *	—	(7,291,664)
Balance as of March 31, 2021	$570,422	—

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2021	$(16,839)	—
* A preferred stock valued at $7,291,664 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. For the period January 1, 2021 to January 31, 2021, this security was valued using a Discounted Cash Flow model which was based on inputs unobservable to the Fund in accordance with the Fund's security valuation policy. On February 1, 2021, it was announced the preferred shares would be acquired and the security was valued based off an exchange traded price.

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of March 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of March 31, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$570,422	Market Approach - last trade in active market	Discount Rate	20%	N/A	Decrease
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The following table summarizes the restricted securities held as of March 31, 2021:
Security	Number of Shares	Acquisition Date	Cost	Fair Value as of March 31, 2021	Value Per Share	Percent of Net Assets
CuriosityStream, Inc.	52,622	10/15/20	$437,692	$570,422	$10.84	0.1%
Wheels Up	2,243,589	09/28/17	6,999,997	8,899,286	3.97	2.0
Total			$7,437,689	$9,469,708		2.1%
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$63,632,433	$15,057,889	$48,681,793	$63,739,682
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/06/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.